Interest Expense (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 22, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Debt Instrument [Line Items]
Prepayment premiums		$ 5		$ 20
Gain on debt extinquishment	(8)	(4)	[1]	(1)	[1]	2	[2]
Capitalized interest		4		3		5
DefeasedCMBSDebtSecurities
Debt Instrument [Line Items]
Gain on debt extinquishment						7
Collateralized mortgage-backed securities						$ 514

[1]	Interest expense and interest paid for 2011 and 2010 includes cash prepayment premiums of approximately $5 million and $20 million, respectively. No significant prepayment premium was paid in 2009.
[2]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.